Guarantor financial information	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Guarantor financial information
Guarantor financial information

The $500.0 million aggregate principal amount of unregistered 6.75% senior notes due 2023 co-issued by Ferrellgas, L.P. and Ferrellgas Finance Corp. are, and any notes registered under the Securities Act of 1933 and issued in exchange for such unregistered notes will be, fully and unconditionally and joint and severally guaranteed by all of Ferrellgas, L.P.’s 100% owned subsidiaries except: i) Ferrellgas Finance Corp; ii) certain special purposes subsidiaries formed for use in connection with our accounts receivable securitization; and iii) foreign subsidiaries. Guarantees of these senior notes will be released under certain circumstances, including (i) in connection with any sale or other disposition of (a) all or substantially all of the assets of a guarantor or (b) all of the capital stock of such guarantor (including by way of merger or consolidation), in each case, to a person that is not Ferrellgas, L.P. or a restricted subsidiary of Ferrellgas, L.P., (ii) if Ferrellgas, L.P. designates any restricted subsidiary that is a guarantor as an unrestricted subsidiary, (iii) upon defeasance or discharge of the notes, (iv) upon the liquidation or dissolution of such guarantor, or (v) at such time as such guarantor ceases to guarantee any other indebtedness of either of the issuers and any other guarantor.

The guarantor financial information discloses in separate columns the financial position, results of operations and the cash flows of Ferrellgas, L.P. (Parent), Ferrellgas Finance Corp. (co-issuer), Ferrellgas L.P.’s guarantor subsidiaries on a combined basis, and Ferrellgas L.P.’s non-guarantor subsidiaries on a combined basis. The dates and the periods presented in the guarantor financial information are consistent with the periods presented in Ferrellgas, L.P.’s consolidated financial statements.

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of October 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6,029	$1	$2,578	$—	$—	$8,608
Accounts and notes receivable	(3,228)	—	72,921	108,985	—	178,678
Intercompany receivables	32,939	—	—	—	(32,939)	—
Inventories	79,953	—	16,126	—	—	96,079
Prepaid expenses and other current assets	37,203	—	20,726	2	—	57,931
Total current assets	152,896	1	112,351	108,987	(32,939)	341,296

Property, plant and equipment, net	566,651	—	374,632	—	—	941,283
Goodwill	243,615	—	216,000	—	—	459,615
Intangible assets, net	151,403	—	410,923	—	—	562,326
Intercompany receivables	450,000	—	—	—	(450,000)	—
Investments in consolidated subsidiaries	641,776	—	—	—	(641,776)	—
Assets held for sale	—	—	8,840	—	—	8,840
Other assets, net	62,673	—	8,076	305	—	71,054
Total assets	$2,269,014	$1	$1,130,822	$109,292	$(1,124,715)	$2,384,414

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$43,118	$—	$20,435	$—	$—	$63,553
Short-term borrowings	95,391	—	—	—	—	95,391
Collateralized note payable	—	—	—	68,000	—	68,000
Intercompany payables	—	—	31,596	1,343	(32,939)	—
Other current liabilities	173,372	—	21,527	130	—	195,029
Total current liabilities	311,881	—	73,558	69,473	(32,939)	421,973

Long-term debt	1,640,213	—	450,969	—	(450,000)	1,641,182
Other liabilities	34,119	—	4,114	225	—	38,458
Contingencies and commitments

Partners' capital:
Partners' equity	313,509	1	603,153	39,269	(642,423)	313,509
Accumulated other comprehensive income (loss)	(30,708)	—	(972)	325	647	(30,708)
Total partners' capital	282,801	1	602,181	39,594	(641,776)	282,801
Total liabilities and partners' capital	$2,269,014	$1	$1,130,822	$109,292	$(1,124,715)	$2,384,414

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of July 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5,579	$1	$20	$—	$—	$5,600
Accounts and notes receivable	(2,858)	—	80,657	119,119	—	196,918
Intercompany receivables	39,238	—	—	—	(39,238)	—
Inventories	78,132	—	18,622	—	—	96,754
Prepaid expenses and other current assets	42,069	—	22,140	2	—	64,211
Total current assets	162,160	1	121,439	119,121	(39,238)	363,483

Property, plant and equipment, net	569,640	—	395,577	—	—	965,217
Goodwill	246,116	—	232,631	—	—	478,747
Intangible assets, net	155,659	—	424,384	—	—	580,043
Intercompany receivables	450,000	—	—	—	(450,000)	—
Investments in consolidated subsidiaries	661,081	—	—	—	(661,081)	—
Other assets, net	62,019	—	10,087	366	—	72,472
Total assets	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$40,210	$—	$43,764	$—	$—	$83,974
Short-term borrowings	75,319	—	—	—	—	75,319
Collateralized note payable	—	—	—	70,000	—	70,000
Intercompany payables	—	—	30,289	8,949	(39,238)	—
Other current liabilities	142,137	—	33,903	136	—	176,176
Total current liabilities	257,666	—	107,956	79,085	(39,238)	405,469

Long-term debt	1,621,439	—	450,953	—	(450,000)	1,622,392
Other liabilities	37,444	—	4,306	225	—	41,975
Contingencies and commitments

Partners' capital:
Partners' equity	429,444	1	621,550	39,852	(661,403)	429,444
Accumulated other comprehensive income (loss)	(39,318)	—	(647)	325	322	(39,318)
Total partners' capital	390,126	1	620,903	40,177	(661,081)	390,126
Total liabilities and partners' capital	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the three months ended October 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$245,301	$—	$—	$—	$—	$245,301
Midstream operations	—	—	193,670	—	—	193,670
Other	17,377	—	14,798	—	—	32,175
Total revenues	262,678	—	208,468	—	—	471,146

Costs and expenses:
Cost of sales - propane and other gas liquids sales	121,748	—	3	—	—	121,751
Cost of sales - midstream operations	—	—	153,604	—	—	153,604
Cost of sales - other	2,538	—	11,910	—	—	14,448
Operating expense	96,974	—	17,659	2,370	(804)	116,199
Depreciation and amortization expense	18,550	—	18,429	—	—	36,979
General and administrative expense	17,429	3	1,712	—	—	19,144
Equipment lease expense	6,882	—	150	—	—	7,032
Non-cash employee stock ownership plan compensation charge	5,256	—	—	—	—	5,256
Goodwill impairment	—	—	29,316	—	—	29,316
Loss on disposal of assets	1,545	—	13,372	—	—	14,917

Operating loss	(8,244)	(3)	(37,687)	(2,370)	804	(47,500)
				—	—
Interest expense	(18,521)	—	(10,688)	(441)	(108)	(29,758)
Other income (expense), net	(122)	—	—	696	(696)	(122)

Loss before income taxes	(26,887)	(3)	(48,375)	(2,115)	—	(77,380)

Income tax expense (benefit)	168	—	(1,012)	—	—	(844)
Equity in earnings (loss) of subsidiaries	(49,481)	—	—	—	49,481	—

Net loss	(76,536)	(3)	(47,363)	(2,115)	49,481	(76,536)

Other comprehensive income	8,610	—	—	—	—	8,610

Comprehensive loss	$(67,926)	$(3)	$(47,363)	$(2,115)	$49,481	$(67,926)

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the three months ended October 31, 2014
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$394,361	$—	$—	$—	$—	$394,361
Midstream operations	—	—	7,916	—	—	7,916
Other	18,048	—	23,030	—	—	41,078
Total revenues	412,409	—	30,946	—	—	443,355

Costs and expenses:
Cost of sales - propane and other gas liquids sales	264,814	—	—	—	—	264,814
Cost of sales - midstream operations	—	—	1,968	—	—	1,968
Cost of sales - other	2,051	—	19,841	—	—	21,892
Operating expense	101,188	—	4,760	1,557	(1,074)	106,431
Depreciation and amortization expense	19,154	—	4,155	—	—	23,309
General and administrative expense	23,392	3	—	—	—	23,395
Equipment lease expense	5,527	—	5	—	—	5,532
Non-cash employee stock ownership plan compensation charge	4,374	—	—	—	—	4,374
Loss on disposal of assets	961	—	—	—	—	961

Operating loss	(9,052)	(3)	217	(1,557)	1,074	(9,321)
				—	—
Interest expense	(18,695)	—	(1,183)	(504)	504	(19,878)
Other income (expense), net	(449)	—	—	1,578	(1,578)	(449)

Loss before income taxes	(28,196)	(3)	(966)	(483)	—	(29,648)

Income tax expense (benefit)	49	—	(560)	—	—	(511)
Equity in earnings (loss) of subsidiaries	(892)	—	—	—	892	—

Net loss	(29,137)	(3)	(406)	(483)	892	(29,137)

Other comprehensive loss	(15,027)	—	—	—	—	(15,027)

Comprehensive loss	$(44,164)	$(3)	$(406)	$(483)	$892	$(44,164)

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the three months ended October 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$12,807	$(3)	$22,041	$5,801	$2,000	$42,646

Cash flows from investing activities:
Business acquisitions, net of cash acquired	—	—	—	—	—	—
Capital expenditures	(14,674)	—	(10,933)	—	—	(25,607)
Proceeds from sale of assets	1,013	—	2,562	—	—	3,575
Cash collected for purchase of interest in accounts receivable	—	—	—	186,280	(186,280)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(184,280)	184,280	—
Net changes in advances with consolidated entities	16,908	—	—	—	(16,908)	—
Other	(14)	—	—	—	—	(14)
Net cash provided by (used in) investing activities	3,233	—	(8,371)	2,000	(18,908)	(22,046)

Cash flows from financing activities:
Distributions	(52,493)	—	—	—	—	(52,493)
Contributions from Partners	30	—	—	—	—	30
Proceeds from increase in long-term debt	21,321	—	—	—	—	21,321
Reductions in long-term debt	(4,380)	—	—	—	—	(4,380)
Net additions to short-term borrowings	20,072	—	—	—	—	20,072
Net reductions in to collateralized short-term borrowings	—	—	—	(2,000)	—	(2,000)
Net changes in advances with parent	—	3	(11,112)	(5,799)	16,908	—
Cash paid for financing costs	(142)	—	—	—	—	(142)
Net cash provided by (used in) financing activities	(15,592)	3	(11,112)	(7,799)	16,908	(17,592)

Effect of exchange rate changes on cash	2	—	—	(2)	—	—

Increase in cash and cash equivalents	450	—	2,558	—	—	3,008
Cash and cash equivalents - beginning of year	5,579	1	20	—	—	5,600
Cash and cash equivalents - end of year	$6,029	$1	$2,578	$—	$—	$8,608

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the three months ended October 31, 2014
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$4,519	$(3)	$(19,475)	$9,603	$(14,000)	$(19,356)

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(68,655)	—	—	—	—	(68,655)
Capital expenditures	(16,809)	—	(753)	—	—	(17,562)
Proceeds from sale of assets	1,417	—	—	—	—	1,417
Cash collected for purchase of interest in accounts receivable	—	—	—	275,704	(275,704)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(289,704)	289,704	—
Net changes in advances with consolidated entities	(10,387)	—	—	—	10,387	—
Other	—	—	—	—	—	—
Net cash used in investing activities	(94,434)	—	(753)	(14,000)	24,387	(84,800)

Cash flows from financing activities:
Distributions	(42,200)	—	—	—	—	(42,200)
Contributions from Partners	42,655	—	—	—	—	42,655
Proceeds from increase in long-term debt	83,044	—	—	—	—	83,044
Reductions in long-term debt	(44,388)	—	—	—	—	(44,388)
Net additions to short-term borrowings	52,711	—	—	—	—	52,711
Net additions to collateralized short-term borrowings	—	—	—	14,000	—	14,000
Net changes in advances with parent	—	3	19,985	(9,601)	(10,387)	—
Cash paid for financing costs	(182)	—	—	—	—	(182)
Net cash provided by financing activities	91,640	3	19,985	4,399	(10,387)	105,640

Effect of exchange rate changes on cash	—	—	—	(2)	—	(2)

Increase (decrease) in cash and cash equivalents	1,725	—	(243)	—	—	1,482
Cash and cash equivalents - beginning of year	7,798	1	484	—	—	8,283
Cash and cash equivalents - end of year	$9,523	$1	$241	$—	$—	$9,765

Guarantor financial information

The $500.0 million aggregate principal amount of unregistered 6.75% senior notes due 2023 co-issued by Ferrellgas, L.P. and Ferrellgas Finance Corp. are, and any notes registered under the Securities Act of 1933 and issued in exchange for such unregistered notes will be, fully and unconditionally and joint and severally guaranteed by all of Ferrellgas, L.P.’s 100% owned subsidiaries except: i) Ferrellgas Finance Corp; ii) certain special purposes subsidiaries formed for use in connection with our accounts receivable securitization; and iii) foreign subsidiaries. Guarantees of these senior notes will be released under certain circumstances, including (i) in connection with any sale or other disposition of (a) all or substantially all of the assets of a guarantor or (b) all of the capital stock of such guarantor (including by way of merger or consolidation), in each case, to a person that is not Ferrellgas, L.P. or a restricted subsidiary of Ferrellgas, L.P., (ii) if Ferrellgas, L.P. designates any restricted subsidiary that is a guarantor as an unrestricted subsidiary, (iii) upon defeasance or discharge of the notes, (iv) upon the liquidation or dissolution of such guarantor, or (v) at such time as such guarantor ceases to guarantee any other indebtedness of either of the issuers and any other guarantor.

The guarantor financial information discloses in separate columns the financial position, results of operations and the cash flows of Ferrellgas, L.P. (Parent), Ferrellgas Finance Corp. (co-issuer), Ferrellgas L.P.’s guarantor subsidiaries on a combined basis, and Ferrellgas L.P.’s non-guarantor subsidiaries on a combined basis. The dates and the periods presented in the guarantor financial information are consistent with the periods presented in Ferrellgas, L.P.’s consolidated financial statements.

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of January 31, 2016
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$10,564	$1	$1,146	$—	$—	$11,711
Accounts and notes receivable	(3,564)	—	81,603	186,343	—	264,382
Intercompany receivables	43,980	—	—	—	(43,980)	—
Inventories	71,992	—	20,496	—	—	92,488
Prepaid expenses and other current assets	38,572	—	18,554	2	—	57,128
Total current assets	161,544	1	121,799	186,345	(43,980)	425,709

Property, plant and equipment, net	563,096	—	403,899	—	—	966,995
Goodwill	245,429	—	200,230	—	—	445,659
Intangible assets, net	148,730	—	416,234	—	—	564,964
Intercompany receivables	450,000	—	—	—	(450,000)	—
Investments in consolidated subsidiaries	648,875	—	—	—	(648,875)	—
Assets held for sale	—	—	3,120	—	—	3,120
Other assets, net	62,242	—	10,743	243	—	73,228
Total assets	$2,279,916	$1	$1,156,025	$186,588	$(1,142,855)	$2,479,675

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$68,773	$—	$67,327	$—	$—	$136,100
Short-term borrowings	86,200	—	—	—	—	86,200
Collateralized note payable	—	—	—	119,000	—	119,000
Intercompany payables	—	—	32,903	11,077	(43,980)	—
Other current liabilities	140,797	—	7,885	246	—	148,928
Total current liabilities	295,770	—	108,115	130,323	(43,980)	490,228

Long-term debt	1,711,805	—	450,985	—	(450,000)	1,712,790
Other liabilities	36,019	—	4,091	225	—	40,335
Contingencies and commitments

Partners' capital:
Partners' equity	269,967	1	593,806	55,715	(649,522)	269,967
Accumulated other comprehensive income (loss)	(33,645)	—	(972)	325	647	(33,645)
Total partners' capital	236,322	1	592,834	56,040	(648,875)	236,322
Total liabilities and partners' capital	$2,279,916	$1	$1,156,025	$186,588	$(1,142,855)	$2,479,675

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of July 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5,579	$1	$20	$—	$—	$5,600
Accounts and notes receivable	(2,858)	—	80,657	119,119	—	196,918
Intercompany receivables	39,238	—	—	—	(39,238)	—
Inventories	78,132	—	18,622	—	—	96,754
Prepaid expenses and other current assets	42,069	—	22,140	2	—	64,211
Total current assets	162,160	1	121,439	119,121	(39,238)	363,483

Property, plant and equipment, net	569,640	—	395,577	—	—	965,217
Goodwill	246,116	—	232,631	—	—	478,747
Intangible assets, net	155,659	—	424,384	—	—	580,043
Intercompany receivables	450,000	—	—	—	(450,000)	—
Investments in consolidated subsidiaries	661,081	—	—	—	(661,081)	—
Other assets, net	62,019	—	10,087	366	—	72,472
Total assets	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$40,210	$—	$43,764	$—	$—	$83,974
Short-term borrowings	75,319	—	—	—	—	75,319
Collateralized note payable	—	—	—	70,000	—	70,000
Intercompany payables	—	—	30,289	8,949	(39,238)	—
Other current liabilities	142,137	—	33,903	136	—	176,176
Total current liabilities	257,666	—	107,956	79,085	(39,238)	405,469

Long-term debt	1,621,439	—	450,953	—	(450,000)	1,622,392
Other liabilities	37,444	—	4,306	225	—	41,975
Contingencies and commitments

Partners' capital:
Partners' equity	429,444	1	621,550	39,852	(661,403)	429,444
Accumulated other comprehensive income (loss)	(39,318)	—	(647)	325	322	(39,318)
Total partners' capital	390,126	1	620,903	40,177	(661,081)	390,126
Total liabilities and partners' capital	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the three months ended January 31, 2016
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$376,856	$—	$—	$—	$—	$376,856
Midstream operations	—	—	188,333	—	—	188,333
Other	21,571	—	62,478	—	—	84,049
Total revenues	398,427	—	250,811	—	—	649,238

Costs and expenses:
Cost of sales - propane and other gas liquids sales	174,832	—	(3)	—	—	174,829
Cost of sales - midstream operations	—	—	148,443	—	—	148,443
Cost of sales - other	2,257	—	53,517	—	—	55,774
Operating expense	101,688	—	14,722	235	(648)	115,997
Depreciation and amortization expense	18,805	—	18,562	—	—	37,367
General and administrative expense	8,306	—	1,368	—	—	9,674
Equipment lease expense	7,161	—	117	—	—	7,278
Non-cash employee stock ownership plan compensation charge	3,141	—	—	—	—	3,141
Loss on disposal of assets	2,100	—	424	—	—	2,524

Operating income (loss)	80,137	—	13,661	(235)	648	94,211

Interest expense	(19,630)	—	(10,632)	(692)	253	(30,701)
Other income (expense), net	(298)	—	—	901	(901)	(298)

Earnings (loss) before income taxes	60,209	—	3,029	(26)	—	63,212

Income tax expense	110	—	915	—	—	1,025
Equity in earnings (loss) of subsidiaries	2,088	—	—	—	(2,088)	—

Net earnings (loss)	62,187	—	2,114	(26)	(2,088)	62,187

Other comprehensive loss	(2,937)	—	—	—	—	(2,937)

Comprehensive income (loss)	$59,250	$—	$2,114	$(26)	$(2,088)	$59,250

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the three months ended January 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$560,867	$—	$—	$—	$—	$560,867
Midstream operations	—	—	7,153	—	—	7,153
Other	22,539	—	75,414	—	—	97,953
Total revenues	583,406	—	82,567	—	—	665,973

Costs and expenses:
Cost of sales - propane and other gas liquids sales	330,692	—	—	—	—	330,692
Cost of sales - midstream operations	—	—	2,219	—	—	2,219
Cost of sales - other	1,947	—	66,124	—	—	68,071
Operating expense	104,841	—	2,565	1,483	(1,675)	107,214
Depreciation and amortization expense	19,700	—	4,243	—	—	23,943
General and administrative expense	10,872	—	—	—	—	10,872
Equipment lease expense	5,788	—	7	—	—	5,795
Non-cash employee stock ownership plan compensation charge	3,788	—	—	—	—	3,788
Loss on disposal of assets	1,414	—	—	—	—	1,414

Operating income (loss)	104,364	—	7,409	(1,483)	1,675	111,965

Interest expense	(18,553)	—	(1,200)	(629)	41	(20,341)
Other income (expense), net	(178)	—	—	1,716	(1,716)	(178)

Earnings (loss) before income taxes	85,633	—	6,209	(396)	—	91,446

Income tax expense	114	—	923	—	—	1,037
Equity in earnings (loss) of subsidiaries	4,890	—	—	—	(4,890)	—

Net earnings (loss)	90,409	—	5,286	(396)	(4,890)	90,409

Other comprehensive loss	(37,568)	—	—	—	—	(37,568)

Comprehensive income (loss)	$52,841	$—	$5,286	$(396)	$(4,890)	$52,841

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the six months ended January 31, 2016
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$622,157	$—	$—	$—	$—	$622,157
Midstream operations	—	—	382,003	—	—	382,003
Other	38,948	—	77,276	—	—	116,224
Total revenues	661,105	—	459,279	—	—	1,120,384

Costs and expenses:
Cost of sales - propane and other gas liquids sales	296,580	—	—	—	—	296,580
Cost of sales - midstream operations	—	—	302,047	—	—	302,047
Cost of sales - other	4,795	—	65,427	—	—	70,222
Operating expense	198,662	—	32,381	2,605	(1,452)	232,196
Depreciation and amortization expense	37,355	—	36,991	—	—	74,346
General and administrative expense	25,735	3	3,080	—	—	28,818
Equipment lease expense	14,043	—	267	—	—	14,310
Non-cash employee stock ownership plan compensation charge	8,397	—	—	—	—	8,397
Goodwill impairment	—	—	29,316	—	—	29,316
Loss on disposal of assets	3,645	—	13,796	—	—	17,441

Operating income (loss)	71,893	(3)	(24,026)	(2,605)	1,452	46,711

Interest expense	(38,151)	—	(21,320)	(1,133)	145	(60,459)
Other income (expense), net	(420)	—	—	1,597	(1,597)	(420)

Earnings (loss) before income taxes	33,322	(3)	(45,346)	(2,141)	—	(14,168)

Income tax expense (benefit)	278	—	(97)	—	—	181
Equity in earnings (loss) of subsidiaries	(47,393)	—	—	—	47,393	—

Net loss	(14,349)	(3)	(45,249)	(2,141)	47,393	(14,349)

Other comprehensive income	5,673	—	—	—	—	5,673

Comprehensive loss	$(8,676)	$(3)	$(45,249)	$(2,141)	$47,393	$(8,676)

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the six months ended January 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$955,228	$—	$—	$—	$—	$955,228
Midstream operations	—	—	15,069	—	—	15,069
Other	40,587	—	98,444	—	—	139,031
Total revenues	995,815	—	113,513	—	—	1,109,328

Costs and expenses:
Cost of sales - propane and other gas liquids sales	595,506	—	—	—	—	595,506
Cost of sales - midstream operations	—	—	4,187	—	—	4,187
Cost of sales - other	3,998	—	85,965	—	—	89,963
Operating expense	206,029	—	7,325	3,040	(2,749)	213,645
Depreciation and amortization expense	38,854	—	8,398	—	—	47,252
General and administrative expense	34,264	3	—	—	—	34,267
Equipment lease expense	11,315	—	12	—	—	11,327
Non-cash employee stock ownership plan compensation charge	8,162	—	—	—	—	8,162
Loss on disposal of assets	2,375	—	—	—	—	2,375

Operating income (loss)	95,312	(3)	7,626	(3,040)	2,749	102,644

Interest expense	(37,248)	—	(2,383)	(1,133)	545	(40,219)
Other income (expense), net	(627)	—	—	3,294	(3,294)	(627)

Earnings (loss) before income taxes	57,437	(3)	5,243	(879)	—	61,798

Income tax expense	163	—	363	—	—	526
Equity in earnings (loss) of subsidiaries	3,998	—	—	—	(3,998)	—

Net earnings (loss)	61,272	(3)	4,880	(879)	(3,998)	61,272

Other comprehensive loss	(52,595)	—	—	—	—	(52,595)

Comprehensive income (loss)	$8,677	$(3)	$4,880	$(879)	$(3,998)	$8,677

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the six months ended January 31, 2016
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$141,275	$(3)	$(8,728)	$(19,083)	$(49,000)	$64,461

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(12,718)	—	—	—	—	(12,718)
Capital expenditures	(26,102)	—	(13,359)	—	—	(39,461)
Proceeds from sale of assets	6,441	—	—	—	—	6,441
Cash collected for purchase of interest in accounts receivable	—	—	—	453,652	(453,652)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(502,652)	502,652	—
Net changes in advances with consolidated entities	(42,301)	—	—	—	42,301	—
Other	(28)	—	—	—	—	(28)
Net cash used in investing activities	(74,708)	—	(13,359)	(49,000)	91,301	(45,766)

Cash flows from financing activities:
Distributions	(158,907)	—	—	—	—	(158,907)
Contributions from Partners	30	—	—	—	—	30
Proceeds from increase in long-term debt	92,959	—	—	—	—	92,959
Reductions in long-term debt	(6,149)	—	—	—	—	(6,149)
Net additions to short-term borrowings	10,881	—	—	—	—	10,881
Net additions to collateralized short-term borrowings	—	—	—	49,000	—	49,000
Net changes in advances with parent	—	3	23,213	19,085	(42,301)	—
Cash paid for financing costs	(398)	—	—	—	—	(398)
Net cash provided by (used in) financing activities	(61,584)	3	23,213	68,085	(42,301)	(12,584)

Effect of exchange rate changes on cash	2	—	—	(2)	—	—

Increase in cash and cash equivalents	4,985	—	1,126	—	—	6,111
Cash and cash equivalents - beginning of year	5,579	1	20	—	—	5,600
Cash and cash equivalents - end of year	$10,564	$1	$1,146	$—	$—	$11,711

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the six months ended January 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$161,214	$(3)	$(43,566)	$(12,034)	$(84,000)	$21,611

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(68,655)	—	—	—	—	(68,655)
Capital expenditures	(24,984)	—	(4,429)	—	—	(29,413)
Proceeds from sale of assets	2,729	—	—	—	—	2,729
Cash collected for purchase of interest in accounts receivable	—	—	—	666,521	(666,521)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(750,521)	750,521	—
Net changes in advances with consolidated entities	(59,576)	—	—	—	59,576	—
Other	—	—	—	—	—	—
Net cash used in investing activities	(150,486)	—	(4,429)	(84,000)	143,576	(95,339)

Cash flows from financing activities:
Distributions	(92,332)	—	—	—	—	(92,332)
Contributions from Partners	42,655	—	—	—	—	42,655
Proceeds from increase in long-term debt	90,643	—	—	—	—	90,643
Reductions in long-term debt	(45,063)	—	—	—	—	(45,063)
Net additions to short-term borrowings	(2,088)	—	—	—	—	(2,088)
Net additions to collateralized short-term borrowings	—	—	—	84,000	—	84,000
Net changes in advances with parent	—	3	47,537	12,036	(59,576)	—
Cash paid for financing costs	(204)	—	—	—	—	(204)
Net cash provided by (used in) financing activities	(6,389)	3	47,537	96,036	(59,576)	77,611

Effect of exchange rate changes on cash	—	—	—	(2)	—	(2)

Increase (decrease) in cash and cash equivalents	4,339	—	(458)	—	—	3,881
Cash and cash equivalents - beginning of year	7,798	1	484	—	—	8,283
Cash and cash equivalents - end of year	$12,137	$1	$26	$—	$—	$12,164

Guarantor financial information

The $500.0 million aggregate principal amount of unregistered 6.75% senior notes due 2023 co-issued by Ferrellgas, L.P. and Ferrellgas Finance Corp. are, and any notes registered under the Securities Act of 1933 and issued in exchange for such unregistered notes will be, fully and unconditionally and joint and severally guaranteed by all of Ferrellgas, L.P.’s 100% owned subsidiaries except: i) Ferrellgas Finance Corp; ii) certain special purposes subsidiaries formed for use in connection with our accounts receivable securitization; and iii) foreign subsidiaries. Guarantees of these senior notes will be released under certain circumstances, including (i) in connection with any sale or other disposition of (a) all or substantially all of the assets of a guarantor or (b) all of the capital stock of such guarantor (including by way of merger or consolidation), in each case, to a person that is not Ferrellgas, L.P. or a restricted subsidiary of Ferrellgas, L.P., (ii) if Ferrellgas, L.P. designates any restricted subsidiary that is a guarantor as an unrestricted subsidiary, (iii) upon defeasance or discharge of the notes, (iv) upon the liquidation or dissolution of such guarantor, or (v) at such time as such guarantor ceases to guarantee any other indebtedness of either of the issuers and any other guarantor.

The guarantor financial information discloses in separate columns the financial position, results of operations and the cash flows of Ferrellgas, L.P. (Parent), Ferrellgas Finance Corp. (co-issuer), Ferrellgas L.P.’s guarantor subsidiaries on a combined basis, and Ferrellgas L.P.’s non-guarantor subsidiaries on a combined basis. The dates and the periods presented in the guarantor financial information are consistent with the periods presented in Ferrellgas, L.P.’s consolidated financial statements.

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of July 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5,579	$1	$20	$—	$—	$5,600
Accounts and notes receivable	(2,858)	—	80,657	119,119	—	196,918
Intercompany receivables	39,238	—	—	—	(39,238)	—
Inventories	78,132	—	18,622	—	—	96,754
Prepaid expenses and other current assets	42,069	—	22,140	2	—	64,211
Total current assets	162,160	1	121,439	119,121	(39,238)	363,483

Property, plant and equipment, net	569,640	—	395,577	—	—	965,217
Goodwill	246,116	—	232,631	—	—	478,747
Intangible assets, net	155,659	—	424,384	—	—	580,043
Intercompany receivables	450,000	—	—	—	(450,000)	—
Investments in consolidated subsidiaries	661,081	—	—	—	(661,081)	—
Other assets, net	62,019	—	10,087	366	—	72,472
Total assets	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$40,210	$—	$43,764	$—	$—	$83,974
Short-term borrowings	75,319	—	—	—	—	75,319
Collateralized note payable	—	—	—	70,000	—	70,000
Intercompany payables	—	—	30,289	8,949	(39,238)	—
Other current liabilities	142,137	—	33,903	136	—	176,176
Total current liabilities	257,666	—	107,956	79,085	(39,238)	405,469

Long-term debt	1,621,439	—	450,953	—	(450,000)	1,622,392
Other liabilities	37,444	—	4,306	225	—	41,975
Contingencies and commitments

Partners' capital:
Partners' equity	429,444	1	621,550	39,852	(661,403)	429,444
Accumulated other comprehensive income (loss)	(39,318)	—	(647)	325	322	(39,318)
Total partners' capital	390,126	1	620,903	40,177	(661,081)	390,126
Total liabilities and partners' capital	$2,306,675	$1	$1,184,118	$119,487	$(1,150,319)	$2,459,962

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(in thousands)
	As of July 31, 2014
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,798	$1	$484	$—	$—	$8,283
Accounts and notes receivable	(2,810)	—	27,165	154,247	—	178,602
Intercompany receivables	45,754	—	—	—	(45,754)	—
Inventories	132,410	—	13,559	—	—	145,969
Prepaid expenses and other current assets	22,510	—	9,569	—	—	32,079
Total current assets	205,662	1	50,777	154,247	(45,754)	364,933

Property, plant and equipment, net	582,333	—	29,454	—	—	611,787
Goodwill	246,249	—	26,961	—	—	273,210
Intangible assets, net	166,251	—	109,920	—	—	276,171
Investments in consolidated subsidiaries	219,821	—	—	—	(219,821)	—
Other assets, net	42,689	—	426	617	—	43,732
Total assets	$1,463,005	$1	$217,538	$154,864	$(265,575)	$1,569,833

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Accounts payable	$69,237	$—	$123	$—	$—	$69,360
Short-term borrowings	69,519	—	—	—	—	69,519
Collateralized note payable	—	—	—	91,000	—	91,000
Intercompany payables	—	—	26,155	19,599	(45,754)	—
Other current liabilities	118,281	—	4,716	156	—	123,153
Total current liabilities	257,037	—	30,994	110,755	(45,754)	353,032

Long-term debt	1,109,336	—	878	—	—	1,110,214
Other liabilities	26,707	—	9,730	225	—	36,662
Contingencies and commitments

Partners' capital:
Partners' equity	63,667	1	176,581	43,559	(220,141)	63,667
Accumulated other comprehensive income (loss)	6,258	—	(645)	325	320	6,258
Total partners' capital	69,925	1	175,936	43,884	(219,821)	69,925
Total liabilities and partners' capital	$1,463,005	$1	$217,538	$154,864	$(265,575)	$1,569,833

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the year ended July 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$1,657,016	$—	$—	$—	$—	$1,657,016
Midstream operations	—	—	107,189	—	—	107,189
Other	73,704	—	186,481	—	—	260,185
Total revenues	1,730,720	—	293,670	—	—	2,024,390

Costs and expenses:
Cost of sales - propane and other gas liquids sales	977,224	—	—	—	—	977,224
Cost of sales - midstream operations	—	—	76,590	—	—	76,590
Cost of sales - other	7,649	—	163,048	—	—	170,697
Operating expense	413,112	—	25,189	5,206	(6,154)	437,353
Depreciation and amortization expense	75,834	—	22,745	—	—	98,579
General and administrative expense	76,250	4	984	—	—	77,238
Equipment lease expense	24,213	—	60	—	—	24,273
Non-cash employee stock ownership plan compensation charge	24,713	—	—	—	—	24,713
Loss on disposal of assets	7,095	—	4	—	—	7,099

Operating income (loss)	124,630	(4)	5,050	(5,206)	6,154	130,624
				—	—
Interest expense	(72,765)	—	(8,499)	(2,622)	(341)	(84,227)
Other income (expense), net	(354)	—	—	5,813	(5,813)	(354)

Earnings (loss) before income taxes	51,511	(4)	(3,449)	(2,015)	—	46,043

Income tax expense (benefit)	292	—	(676)	—	—	(384)
Equity in earnings (loss) of subsidiaries	(4,792)	—	—	—	4,792	—

Net earnings (loss)	46,427	(4)	(2,773)	(2,015)	4,792	46,427

Other comprehensive income (loss)	(45,576)	—	2	(4)	2	(45,576)

Comprehensive income (loss)	$851	$(4)	$(2,771)	$(2,019)	$4,794	$851

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the year ended July 31, 2014
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$2,147,343	$—	$—	$—	$—	$2,147,343
Midstream operations	—	—	7,435	—	—	7,435
Other	77,460	—	173,622	—	—	251,082
Total revenues	2,224,803	—	181,057	—	—	2,405,860

Costs and expenses:
Cost of sales - propane and other gas liquids sales	1,456,388	—	—	—	—	1,456,388
Cost of sales - midstream operations	—	—	1,970	—	—	1,970
Cost of sales - other	7,640	—	148,542	—	—	156,182
Operating expense	429,089	—	20,919	7,057	(5,514)	451,551
Depreciation and amortization expense	79,255	—	4,947	—	—	84,202
General and administrative expense	64,824	5	327	—	—	65,156
Equipment lease expense	17,745	—	—	—	—	17,745
Non-cash employee stock ownership plan compensation charge	21,789	—	—	—	—	21,789
Loss on disposal of assets	6,492	—	(6)	—	—	6,486

Operating income (loss)	141,581	(5)	4,358	(7,057)	5,514	144,391
				—	—
Interest expense	(64,508)	—	(4,839)	(2,824)	1,839	(70,332)
Loss on extinguishment of debt	(21,202)	—	—	—	—	(21,202)
Other income (expense), net	(479)	—	—	7,353	(7,353)	(479)

Earnings (loss) before income taxes	55,392	(5)	(481)	(2,528)	—	52,378

Income tax expense	703	—	1,768	—	—	2,471
Equity in earnings (loss) of subsidiaries	(4,782)	—	—	—	4,782	—

Net earnings (loss)	49,907	(5)	(2,249)	(2,528)	4,782	49,907

Other comprehensive income (loss)	4,530	—	(145)	—	145	4,530

Comprehensive income (loss)	$54,437	$(5)	$(2,394)	$(2,528)	$4,927	$54,437

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF EARNINGS
(in thousands)

	For the year ended July 31, 2013
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenues:
Propane and other gas liquids sales	$1,739,267	$—	$—	$—	$—	$1,739,267
Other	81,816	—	154,384	—	—	236,200
Total revenues	1,821,083	—	154,384	—	—	1,975,467

Costs and expenses:
Cost of sales - propane and other gas liquids sales	1,092,257	—	4	—	—	1,092,261
Cost of sales - other	8,450	—	136,006	—	—	144,456
Operating expense	405,158	—	7,198	5,456	(5,382)	412,430
Depreciation and amortization expense	80,427	—	2,917	—	—	83,344
General and administrative expense	52,833	5	343	—	—	53,181
Equipment lease expense	15,983	—	—	—	—	15,983
Non-cash employee stock ownership plan compensation charge	15,769	—	—	—	—	15,769
Loss on disposal of assets	10,405	—	16	—	—	10,421

Operating income (loss)	139,801	(5)	7,900	(5,456)	5,382	147,622
				—	—
Interest expense	(65,469)	—	(5,073)	(2,625)	193	(72,974)
Other income (expense), net	565	—	—	5,575	(5,575)	565

Earnings (loss) before income taxes	74,897	(5)	2,827	(2,506)	—	75,213

Income tax expense	285	—	1,553	—	—	1,838
Equity in earnings (loss) of subsidiaries	(1,237)	—	—	—	1,237	—

Net earnings (loss)	73,375	(5)	1,274	(2,506)	1,237	73,375

Other comprehensive income (loss)	15,008	—	(145)	(2)	147	15,008

Comprehensive income (loss)	$88,383	$(5)	$1,129	$(2,508)	$1,384	$88,383

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the year ended July 31, 2015
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$197,740	$(4)	$(12,875)	$10,627	$21,000	$216,488

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(71,750)	—	(7,177)	—	—	(78,927)
Capital expenditures	(56,955)	—	(15,526)	—	—	(72,481)
Proceeds from sale of assets	5,905	—	—	—	—	5,905
Cash collected for purchase of interest in accounts receivable	—	—	—	1,299,325	(1,299,325)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(1,278,325)	1,278,325	—
Net changes in advances with consolidated entities	(24,493)	—	—	—	24,493	—
Other	(14)	—	—	—	—	(14)
Net cash provided by (used in) investing activities	(147,307)	—	(22,703)	21,000	3,493	(145,517)

Cash flows from financing activities:
Distributions	(607,875)	—	—	—	—	(607,875)
Contributions from Partners	51,047	—	—	—	—	51,047
Proceeds from increase in long-term debt	628,134	—	—	—	—	628,134
Reductions in long-term debt	(119,457)	—	—	—	—	(119,457)
Net additions short-term borrowings	5,800	—	—	—	—	5,800
Net reductions in collateralized short-term borrowings	—	—	—	(21,000)	—	(21,000)
Net changes in advances with parent	—	4	35,114	(10,625)	(24,493)	—
Cash paid for financing costs	(10,301)	—	—	—	—	(10,301)
Net cash provided by (used in) financing activities	(52,652)	4	35,114	(31,625)	(24,493)	(73,652)

Effect of exchange rate changes on cash	—	—	—	(2)	—	(2)

Decrease in cash and cash equivalents	(2,219)	—	(464)	—	—	(2,683)
Cash and cash equivalents - beginning of year	7,798	1	484	—	—	8,283
Cash and cash equivalents - end of year	$5,579	$1	$20	$—	$—	$5,600

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the year ended July 31, 2014
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$188,218	$(5)	$(17,339)	$(20,424)	$(9,000)	$141,450

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(33,569)	—	(128,450)	—	—	(162,019)
Capital expenditures	(49,509)	—	(3,063)	—	—	(52,572)
Proceeds from sale of assets	4,524	—	—	—	—	4,524
Cash collected for purchase of interest in accounts receivable	—	—	—	1,578,597	(1,578,597)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(1,587,597)	1,587,597	—
Net changes in advances with consolidated entities	(169,708)	—	—	—	169,708	—
Other	(23)	—	—	—	—	(23)
Net cash used in investing activities	(248,285)	—	(131,513)	(9,000)	178,708	(210,090)

Cash flows from financing activities:
Distributions	(178,426)	—	—	—	—	(178,426)
Contributions from Partners	51,626	—	—	—	—	51,626
Proceeds from increase in long-term debt	750,351	—	—	—	—	750,351
Reductions in long-term debt	(569,841)	—	—	—	—	(569,841)
Net additions to short-term borrowings	19,465	—	—	—	—	19,465
Net additions to collateralized short-term borrowings	—	—	—	9,000	—	9,000
Net changes in advances with parent	—	5	149,279	20,424	(169,708)	—
Cash paid for financing costs	(11,414)	—	—	—	—	(11,414)
Net cash provided by (used in) financing activities	61,761	5	149,279	29,424	(169,708)	70,761

Effect of exchange rate changes on cash	(145)	—	—	—	—	(145)

Increase in cash and cash equivalents	1,549	—	427	—	—	1,976
Cash and cash equivalents - beginning of year	6,249	1	57	—	—	6,307
Cash and cash equivalents - end of year	$7,798	$1	$484	$—	$—	$8,283

FERRELLGAS, L.P. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(in thousands)

	For the year ended July 31, 2013
	Ferrellgas, L.P. (Parent and Co-Issuer)	Ferrellgas Finance Corp. (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$231,283	$(5)	$6,304	$(3,637)	$(8,000)	$225,945

Cash flows from investing activities:
Business acquisitions, net of cash acquired	(13,634)	—	(23,552)	—	—	(37,186)
Capital expenditures	(39,904)	—	(1,006)	—	—	(40,910)
Proceeds from sale of assets	9,980	—	—	—	—	9,980
Cash collected for purchase of interest in accounts receivable	—	—	—	1,297,273	(1,297,273)	—
Cash remitted to Ferrellgas, L.P for accounts receivable	—	—	—	(1,305,273)	1,305,273	—
Net changes in advances with consolidated entities	(21,942)	—	—	—	21,942	—
Other	—	—	—	—	—	—
Net cash used in investing activities	(65,500)	—	(24,558)	(8,000)	29,942	(68,116)

Cash flows from financing activities:
Distributions	(177,170)	—	—	—	—	(177,170)
Contributions from Partners	809	—	—	—	—	809
Proceeds from increase in long-term debt	58,356	—	—	—	—	58,356
Reductions in long-term debt	(3,912)	—	—	—	—	(3,912)
Net reductions in short-term borrowings	(45,676)	—	—	—	—	(45,676)
Net additions to collateralized short-term borrowings	—	—	—	8,000	—	8,000
Net changes in advances with parent	—	5	18,300	3,637	(21,942)	—
Cash paid for financing costs	—	—	—	—	—	—
Net cash provided by (used in) financing activities	(167,593)	5	18,300	11,637	(21,942)	(159,593)

Effect of exchange rate changes on cash	(147)	—	—	—	—	(147)

Increase (decrease) in cash and cash equivalents	(1,957)	—	46	—	—	(1,911)
Cash and cash equivalents - beginning of year	8,206	1	11	—	—	8,218
Cash and cash equivalents - end of year	$6,249	$1	$57	$—	$—	$6,307